RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value	12 Months Ended
Mar. 31, 2021 USD ($)
Warrant Liability [Member]
RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value [Line Items]
Fair value as of April 1, 2020
Initial fair value of warrant liability upon issuance at IPO on February 2, 2021	17,077,500
Public warrants reclassified to level 1
Change in fair value	(9,936,000)
Fair value as of March 31, 2021	7,141,500
Private Warrants [Member]
RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value [Line Items]
Fair value as of April 1, 2020
Initial fair value of warrant liability upon issuance at IPO on February 2, 2021	6,468,750
Public warrants reclassified to level 1
Change in fair value	(3,726,000)
Fair value as of March 31, 2021	2,742,750
Public Warrants [Member]
RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value [Line Items]
Fair value as of April 1, 2020
Initial fair value of warrant liability upon issuance at IPO on February 2, 2021	10,608,750
Public warrants reclassified to level 1	(4,398,750)
Change in fair value	(6,210,000)
Fair value as of March 31, 2021